PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning Liabilities	Other	Total

December 31, 2017	35	4	39
Additions	—	—	—
Adjustments to existing provisions	2	—	2
Reversals	—	—	—
Amounts used	(1)	(1)	(2)

December 31, 2018	36	3	39

Current (recorded in "other current liabilities")	3	1	4
Long-term	33	2	35